Finance Income and Expense - Finance Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income - deposits	$ 106	$ 92	$ 31
Interest income on FVOCI investments	61	30	8
Accretion income	34	27	12
Total finance income	$ 201	$ 149	$ 51